FAIR VALUE MEASUREMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis

The following tables present our assets and liabilities that are measured at fair value on a recurring basis by fair value hierarchy level at September 30, 2014 and December 31, 2013. There were no transfers between Level 1 and Level 2 for items measured at fair value on a recurring basis during the periods presented.

	September 30, 2014
(dollars in thousands)	Level 1	Level 2	Level 3	Total
ASSETS
Securities available-for-sale:
U.S. Treasury securities	$—	$14,803	$—	$14,803
Obligations of U.S. government corporations and agencies	—	263,406	—	263,406
Collateralized mortgage obligations of U.S. government corporations and agencies	—	111,053	—	111,053
Residential mortgage-backed securities of U.S. government corporations and agencies	—	44,581	—	44,581
Commercial mortgage-backed securities of U.S. government corporations and agencies	—	39,380	—	39,380
Obligations of states and political subdivisions	—	133,945	—	133,945
Marketable equity securities	179	8,310	—	8,489

Total securities available-for-sale	179	615,478	—	615,657
Trading securities held in a Rabbi Trust	3,286	—	—	3,286

Total securities	3,465	615,478	—	618,943
Derivative financial assets:
Interest rate swaps	—	12,125	—	12,125
Interest rate lock commitments	—	187	—	187
Forward sale contracts	—	—	—	—

Total Assets	$3,465	$627,790	$—	$631,255

LIABILITIES
Derivative financial liabilities:
Interest rate swaps	$—	$12,103	$—	$12,103
Forward sale contracts	—	10	—	10

Total Liabilities	$—	$12,113	$—	$12,113

	December 31, 2013
(dollars in thousands)	Level 1	Level 2	Level 3	Total
ASSETS
Securities available-for-sale:
U.S. Treasury securities	$—	$—	$—	$—
Obligations of U.S. government corporations and agencies	—	234,751	—	234,751
Collateralized mortgage obligations of U.S. government corporations and agencies	—	63,774	—	63,774
Residential mortgage-backed securities of U.S. government corporations and agencies	—	48,669	—	48,669
Commercial mortgage-backed securities of U.S. government corporations and agencies	—	39,052	—	39,052
Obligations of states and political subdivisions	—	114,264	—	114,264
Marketable equity securities	202	8,713	—	8,915

Total securities available-for-sale	202	509,223	—	509,425
Trading securities held in a Rabbi Trust	2,864	—	—	2,864

Total securities	3,066	509,223	—	512,289
Derivative financial assets:
Interest rate swaps	—	13,698	—	13,698
Interest rate lock commitments	—	85	—	85
Forward sale contracts	—	34	—	34

Total Assets	$3,066	$523,040	$—	$526,106

LIABILITIES
Derivative financial liabilities:
Interest rate swaps	$—	$13,647	$—	$13,647

Total Liabilities	$—	$13,647	$—	$13,647

The following tables present our assets and liabilities that are measured at fair value on a recurring basis by fair value hierarchy level at December 31, 2013 and 2012. There were no transfers between Level 1 and Level 2 for items measured at fair value on a recurring basis during the periods presented.

	December 31, 2013
(dollars in thousands)	Level 1	Level 2	Level 3	Total
ASSETS
Securities available-for-sale:
Obligations of U.S. government corporations and agencies	$—	$234,751	$—	$234,751
Collateralized mortgage obligations of U.S. government corporations and agencies	—	63,774	—	63,774
Residential mortgage-backed securities of U.S. government corporations and agencies	—	48,669	—	48,669
Commercial mortgage-backed securities of U.S. government corporations and agencies	—	39,052	—	39,052
Obligations of states and political subdivisions	—	114,264	—	114,264
Marketable equity securities	202	8,713	—	8,915

Total securities available-for-sale	202	509,223	—	509,425
Trading securities held in a Rabbi Trust	2,864	—	—	2,864

Total securities	3,066	509,223	—	512,289
Derivative financial assets:
Interest rate swaps	—	13,698	—	13,698
Interest rate lock commitments	—	85	—	85
Forward sale contracts	—	34	—	34

Total Assets	$3,066	$523,040	$—	$526,106

LIABILITIES
Derivative financial liabilities:
Interest rate swaps	$—	$13,647	$—	$13,647

Total Liabilities	$—	$13,647	$—	$13,647

	December 31, 2012
(dollars in thousands)	Level 1	Level 2	Level 3	Total
ASSETS
Securities available-for-sale:
Obligations of U.S. government corporations and agencies	$—	$212,066	$—	$212,066
Collateralized mortgage obligations of U.S. government corporations and agencies	—	57,896	—	57,896
Residential mortgage-backed securities of U.S. government corporations and agencies	—	50,623	—	50,623
Commercial mortgage-backed securities of U.S. government corporations and agencies	—	10,158	—	10,158
Obligations of states and political subdivisions	—	112,767	—	112,767
Marketable equity securities	140	8,316	300	8,756

Total securities available-for-sale	140	451,826	300	452,266
Trading securities held in a Rabbi Trust	2,223	—	—	2,223

Total securities	2,363	451,826	300	454,489
Derivative financial assets:
Interest rate swaps	—	23,748	—	23,748
Interest rate lock commitments	—	467	—	467

Total Assets	$2,363	$476,041	$300	$478,704

LIABILITIES
Derivative financial liabilities:
Interest rate swaps	$—	$23,522	$—	$23,522
Forward sale contracts	—	48	—	48

Total Liabilities	$—	$23,570	$—	$23,570

Changes in Assets Classified as Level 3 in Fair Value Hierarchy

The following table presents the changes in assets measured at fair value on a recurring basis for which we have utilized Level 3 inputs to determine the fair value:

	Three Months Ended September 30,		Nine Months Ended September 30,
(dollars in thousands)	2014	2013	2014	2013
Balance at beginning of period	$—	$—	$—	$300
Total gains included in other comprehensive income(1)	—	—	—	44
Net purchases, sales, issuances and settlements	—	—	—	—
Transfers out of Level 3	—	—	—	(344)

Balance at end of period	$—	$—	$—	$—

(1)	Changes in estimated fair value of available-for-sale investments are recorded in accumulated other comprehensive income (loss), while realized gains and losses from sales are recorded in security gains (losses), net in the Consolidated Statements of Comprehensive Income.

The following table presents the changes in assets measured at fair value on a recurring basis for which we have utilized Level 3 inputs to determine the fair value:

	Years Ended December 31,
(dollars in thousands)	2013	2012
Balance at beginning of year	$300	$462
Total gains included in other comprehensive income (loss)(1)	44	75
Net purchases, sales, issuances and settlements	—	(237)
Transfers out of Level 3	(344)	—

Balance at End of Year	$—	$300

(1)	Changes in estimated fair value of available-for-sale investments are recorded in accumulated other comprehensive income (loss) while gains and losses from sales are recorded in security gains (losses), net in the Consolidated Statements of Net Income.

Assets Measured at Estimated Fair Value on Nonrecurring Basis by Fair Value Hierarchy

The following table presents our assets that were measured at fair value on a nonrecurring basis by the fair value hierarchy level at September 30, 2014 and December 31, 2013. There were no liabilities measured at fair value on a nonrecurring basis during these periods.

	September 30, 2014				December 31, 2013
(dollars in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
ASSETS
Loans held for sale	$—	$—	$—	$—	$—	$—	$1,516	$1,516
Impaired loans	—	—	13,331	13,331	—	—	19,197	19,197
Other real estate owned	—	—	74	74	—	—	317	317
Mortgage servicing rights	—	—	2,977	2,977	—	—	1,025	1,025

Total Assets	$—	$—	$16,382	$16,382	$—	$—	$22,055	$22,055

The following table presents our assets that are measured at fair value on a nonrecurring basis by the fair value hierarchy level as of the dates presented:

	December 31, 2013				December 31, 2012
(dollars in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
ASSETS(1)
Loans held for sale	$—	$—	$1,516	$1,516	$—	$—	$—	$—
Impaired loans	—	—	19,197	19,197	—	—	44,059	44,059
Other real estate owned	—	—	317	317	—	—	585	585
Mortgage servicing rights	—	—	1,025	1,025	—	—	2,106	2,106

Total Assets	$—	$—	$22,055	$22,055	$—	$—	$46,750	$46,750

(1)	This table presents only the nonrecurring items that are recorded at fair value in our financial statements.

Carrying Values and Fair Values of Financial Instruments

The carrying values and fair values of our financial instruments at September 30, 2014 and December 31, 2013 are presented in the following tables:

	Carrying Value(1)	Fair Value Measurements at September 30, 2014
(dollars in thousands)		Total	Level 1	Level 2	Level 3
ASSETS
Cash and due from banks, including interest-bearing deposits	$143,831	$143,831	$143,831	$—	$—
Securities available-for-sale	615,657	615,657	179	615,478	—
Loans held for sale	3,126	3,167	—	—	3,167
Portfolio loans, net of unearned income	3,801,189	3,764,172	—	—	3,764,172
Bank owned life insurance	61,794	61,794	—	61,794	—
FHLB and other restricted stock	18,995	18,995	—	—	18,995
Trading securities held in a Rabbi Trust	3,286	3,286	3,286	—	—
Mortgage servicing rights	2,792	2,977	—	—	2,977
Interest rate swaps	12,125	12,125	—	12,125	—
Interest rate lock commitments	187	187	—	187	—
LIABILITIES
Deposits	$3,901,101	$3,903,211	$—	$—	$3,903,211
Securities sold under repurchase agreements	23,084	23,084	—	—	23,084
Short-term borrowings	265,000	265,000	—	—	265,000
Long-term borrowings	20,042	21,022	—	—	21,022
Junior subordinated debt securities	45,619	45,619	—	—	45,619
Interest rate swaps	12,103	12,103	—	12,103	—
Forward sale contracts	10	10	—	10	—

(1)	As reported in the Consolidated Balance Sheets

	Carrying Value(1)	Fair Value Measurements at December 31, 2013
(dollars in thousands)		Total	Level 1	Level 2	Level 3
ASSETS
Cash and due from banks, including interest-bearing deposits	$108,356	$108,356	$108,356	$—	$—
Securities available-for-sale	509,425	509,425	202	509,223	—
Loans held for sale	2,136	2,139	—	—	2,139
Portfolio loans, net of unearned income	3,566,199	3,538,072	—	—	3,538,072
Bank owned life insurance	60,480	60,480	—	60,480	—
FHLB and other restricted stock	13,629	13,629	—	—	13,629
Trading securities held in a Rabbi Trust	2,864	2,864	2,864	—	—
Mortgage servicing rights	2,919	3,143	—	—	3,143
Interest rate swaps	13,698	13,698	—	13,698	—
Interest rate lock commitments	85	85	—	85	—
Forward sale contracts	34	34	—	34	—
LIABILITIES
Deposits	$3,672,308	$3,673,624	$—	$—	$3,673,624
Securities sold under repurchase agreements	33,847	33,847	—	—	33,847
Short-term borrowings	140,000	140,000	—	—	140,000
Long-term borrowings	21,810	22,924	—	—	22,924
Junior subordinated debt securities	45,619	45,619	—	—	45,619
Interest rate swaps	13,647	13,647	—	13,647	—

(1)	As reported in the Consolidated Balance Sheets

The carrying values and fair values of our financial instruments at December 31, 2013 and 2012 are presented in the following tables:

	Carrying Value(1)	Fair Value Measurements at December 31, 2013
(dollars in thousands)		Total	Level 1	Level 2	Level 3
ASSETS
Cash and due from banks, including interest-bearing deposits	$108,356	$108,356	$108,356	$—	$—
Securities available-for-sale	509,425	509,425	202	509,223	—
Loans held for sale	2,136	2,139	—	—	2,139
Portfolio loans, net of unearned income	3,566,199	3,538,072	—	—	3,538,072
Bank owned life insurance	60,480	60,480	—	60,480	—
FHLB and other restricted stock	13,629	13,629	—	—	13,629
Trading securities held in a Rabbi Trust	2,864	2,864	2,864	—	—
Mortgage servicing rights	2,919	3,143	—	—	3,143
Interest rate swaps	13,698	13,698	—	13,698	—
Interest rate lock commitments	85	85	—	85	—
Forward sale contracts	34	34	—	34	—

LIABILITIES
Deposits	$3,672,308	$3,673,624	$—	$—	$3,673,624
Securities sold under repurchase agreements	33,847	33,847	—	—	33,847
Short-term borrowings	140,000	140,000	—	—	140,000
Long-term borrowings	21,810	22,924	—	—	22,924
Junior subordinated debt securities	45,619	45,619	—	—	45,619
Interest rate swaps	13,647	13,647	—	13,647	—

(1)	As reported in the Consolidated Balance Sheets

	Carrying Value(1)	Fair Value Measurements at December 31, 2012
(dollars in thousands)		Total	Level 1	Level 2	Level 3
ASSETS
Cash and due from banks, including interest-bearing deposits	$337,711	$337,711	$337,711	$—	$—
Securities available-for-sale	452,266	452,266	140	451,826	300
Loans held for sale	22,499	22,601	—	—	22,601
Portfolio loans, net of unearned income	3,346,622	3,347,602	—	—	3,347,602
Bank owned life insurance	58,619	58,619	—	58,619	—
FHLB and other restricted stock	15,315	15,315	—	—	15,315
Trading securities held in a Rabbi Trust	2,223	2,223	2,223	—	—
Mortgage servicing rights	2,106	2,106	—	—	2,106
Interest rate swaps	23,748	23,748	—	23,748	—
Interest rate lock commitments	467	467	—	467	—

LIABILITIES
Deposits	$3,638,428	$3,643,683	$—	$—	$3,643,683
Securities sold under repurchase agreements	62,582	62,582	—	—	62,582
Short-term borrowings	75,000	75,000	—	—	75,000
Long-term borrowings	34,101	36,235	—	—	36,235
Junior subordinated debt securities	90,619	90,619	—	—	90,619
Interest rate swaps	23,522	23,522	—	23,522	—
Forward sale contracts	48	48	—	48	—

(1)	As reported in the Consolidated Balance Sheets